Submission	Jul. 21, 2025
Submission [Line Items]
Central Index Key	0000790526
Registrant Name	RADNET, INC.
Registration File Number	333-287005
Form Type	S-4
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES